SUBSEQUENT EVENTS (Details) - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended
	Mar. 11, 2021	Mar. 08, 2021	Jan. 02, 2021	Feb. 23, 2021
Private Placement [Member]
Subsequent Event [Line Items]
Option exercise price		$ 5.06
Ordinary shares issued	1,304,346	52,173
Warrants issue to purchase ordinary shares	652,173
Combined purchase price	$ 4.60
Gross proceeds from issue	$ 6,000
Warrants expired	5 years 6 months
Cash placement fee		$ 390
Placement fee expense reimbursement		$ 40
Warrants expirt date		Mar. 10, 2026
Placement agent fees and expenses		$ 500
CEO [Member]
Subsequent Event [Line Items]
Option exercise price				$ 5.7375
Ordinary shares issued				267,296
Vesting period				4 years
V.P. Operations [Member]
Subsequent Event [Line Items]
Option exercise price			$ 5.7375
Ordinary shares issued			133,652
Vesting period			4 years
Three Board Members [Member]
Subsequent Event [Line Items]
Ordinary shares issued				60,000
Vesting period				36 months
Chairman [Member]
Subsequent Event [Line Items]
Ordinary shares issued				60,000
Chief Technology Officer [Member]
Subsequent Event [Line Items]
Option exercise price				$ 4.50
Ordinary shares issued				60,000